Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories
7.	Inventories

Inventories consist of the following:

	As of December 31,
	2024	2023
Food, beverage and packaged products	26,230,212	37,400,725
Merchandise for e-commerce sales	2,979,839	2,659,789
Others	8,368,364	9,805,731
Total	37,578,415	49,866,245

Provision for Inventories write-down was recognized in costs for other revenues, amounting to RMB3,407,308, RMB11,589,111 and RMB387,999 for the years ended December 31, 2024, 2023 and 2022, respectively.